Financial instruments - Disclosure of analysis of age of trade accounts receivable (Details) - Trade accounts receivable - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,106,187	$ 938,417
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,109,647	942,145
Cost | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	950,928	818,520
Cost | Past due 1-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,000	47,702
Cost | Past due 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,694	21,582
Cost | Past due 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,142	7,402
Cost | Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,883	46,939
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,460)	$ (3,728)